Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued liabilities
Compensation and benefits	$ 965	$ 907	$ 712
Professional fees	1,049	827	20
LNG fuel and transportation	730	612	450
Accrued interest	478	220	220
Other taxes payable	107	100	34
Other operating expenses	781	247	294
Accrued liabilities	$ 4,110	$ 2,913	$ 1,730